CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($)	Total	Share Capital [member]	Reserves [member]	Accumulated Other Comprehensive Income (loss)	Accumulated Other Comprehensive Income (loss) Impact of Adopting IFRS 9 [member]	Retained earnings [member]	Retained earnings [member] Impact of Adopting IFRS 9 [member]	Non-controlling Interests [member]
Beginning balance at Dec. 31, 2017	$ 148,340,705	$ 196,311,184	$ 28,050,059			$ (88,038,390)		$ 12,017,852
Beginning balance, shares at Dec. 31, 2017		339,339,356
Statement [LineItems]
Exercise of options	5,074,334	$ 8,351,206	(3,276,872)
Exercise of options, shares		10,458,334
Issue of shares on convertible debenture interest payment	4,048,745	$ 4,048,745
Issue of shares on convertible debenture interest payment, shares		1,439,372
Share-based payments	16,855,862		16,855,862
Issue of shares of subsidiary to non-controlling interests	5,514,517					122,466		5,392,051
Loss for the period	1,491,606					2,269,689		(778,083)
Other comprehensive loss	600,821			$ 600,821
Ending balance at Dec. 31, 2018	181,926,590	$ 208,711,135	41,629,049	97,675	$ (503,146)	(85,143,089)	$ 503,146	16,631,820
Ending balance, shares at Dec. 31, 2018		351,237,062
Statement [LineItems]
Exercise of options	3,938,666	$ 6,201,760	(2,263,094)
Exercise of options, shares		6,783,333
Exercise of warrants of subsidiary to non-controlling interests	26,134					(14,153)		40,287
Issue of shares on convertible debenture interest payment	3,874,769	$ 3,874,769
Issue of shares on convertible debenture interest payment, shares		2,230,176
Share-based payments	12,193,246		12,193,246
Issue of shares of subsidiary to non-controlling interests	3,282,406					(2,711,807)		5,994,213
Loss for the period	(16,548,056)					(15,531,911)		(1,016,145)
Other comprehensive loss	(2,344,901)			(2,344,901)
Ending balance at Dec. 31, 2019	$ 186,348,854	$ 218,787,664	$ 51,559,201	$ (2,247,226)		$ (103,400,960)		$ 21,650,175
Ending balance, shares at Dec. 31, 2019		360,250,571